Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2018	2017	2016
	£'000	£’000	£’000
Trade receivables	89	2,232	1,428
Prepayments	139	627	586
Other receivables	1,564	848	873
Total trade and other receivables	1,792	3,707	2,887
Less: non-current portion (rental deposit and on bond)	(469)	(465)	(448)
Current portion	1,323	3,242	2,439